Property and Equipment - Summary of Property and Equipment (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Office furniture and equipment	$ 100,577	$ 254,049	$ 279,547
Less accumulated depreciation and amortization	(78,114)	(144,729)	(93,175)
Property and equipment, net	$ 22,463	$ 109,320	$ 186,372